Loans	12 Months Ended
Dec. 31, 2015
Receivables
Loans

Note 12 – Loans

Loans acquired in the Westernbank FDIC-assisted transaction, except for lines of credit with revolving privileges, are accounted for by the Corporation in accordance with ASC Subtopic 310-30. Under ASC Subtopic 310-30, the acquired loans were aggregated into pools based on similar characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. The loans which are accounted for under ASC Subtopic 310-30 by the Corporation are not considered non-performing and will continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The Corporation measures additional losses for this portfolio when it is probable the Corporation will be unable to collect all cash flows expected at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition. Lines of credit with revolving privileges that were acquired as part of the Westernbank FDIC-assisted transaction are accounted for under the guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the Corporation’s initial investment in the loans be accreted into interest income. Loans accounted for under ASC Subtopic 310-20 are placed in non-accrual status when past due in accordance with the Corporation’s non-accruing policy and any accretion of discount is discontinued.

The risks on loans acquired in the FDIC-assisted transaction are significantly different from the risks on loans not covered under the FDIC loss sharing agreements because of the loss protection provided by the FDIC. Accordingly, the Corporation presents loans subject to the loss sharing agreements as “covered loans” in the information below and loans that are not subject to the FDIC loss sharing agreements as “non-covered loans”. The FDIC loss sharing agreements expired on June 30, 2015 for commercial (including construction) and consumer loans, and expires on June 30, 2020 for single-family residential mortgage loans, as explained in Note 14.

As a result of the expiration of the shared-loss arrangement under the commercial loss share agreement on June 30, 2015, approximately $1.5 billion in loans and $18 million in OREOs were reclassified as “non-covered” in the accompanying statement of financial condition during the quarter ended June 30, 2015, because they are no longer subject to the shared-loss payments by the FDIC. However, included in these balances were loans with carrying amount at June 30, 2015 of approximately $248.7 million that are subject to the resolution of several arbitration proceedings currently ongoing with the FDIC related primarily to (i) the FDIC’s denial of reimbursements for certain charge-offs claimed by BPPR with respect to certain loans and the treatment of those loans as “shared-loss assets” under the commercial loss share agreement; and (ii) the denial by the FDIC of portfolio sale proposals submitted by BPPR pursuant to the applicable commercial shared loss agreement provision governing portfolio sales. Until the disputes described above are finally resolved, the terms of the commercial loss share agreement will remain in effect with respect to any such items under dispute. Refer to additional information of these disputes on Note 30, Commitment and Contingencies.

For a summary of the accounting policy related to loans, interest recognition and allowance for loan losses refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

Change in non-accrual accounting policy for guaranteed residential mortgage loans

During the quarter ended September 30, 2015, the Corporation changed its policy on interest income recognition for residential mortgage loans guaranteed by the Federal Housing Administration (“FHA”) or the Veterans Administration (“VA”). Previously, the Corporation discontinued the recognition of interest income on these loans when they were 18-months delinquent as to principal or interest. The Corporation modified its policy to discontinue the recognition of interest when 15-months delinquent as to principal or interest. This change in estimate was based on an analysis of historical collections from these agencies. This change in policy resulted in the reversal of previously accrued interest amounting to approximately $1.9 million during the year ended December 31, 2015.

The following table presents the composition of non-covered loans held-in-portfolio (“HIP”), net of unearned income, at December 31, 2015 and 2014.

(In thousands)	December 31, 2015	December 31, 2014
Commercial multi-family	$826,079	$487,280
Commercial real estate non-owner occupied	3,632,115	2,526,146
Commercial real estate owner occupied	2,111,588	1,667,267
Commercial and industrial	3,529,381	3,453,574
Construction	681,106	251,820
Mortgage	7,036,081	6,502,886
Leasing	627,650	564,389
Legacy[2]	64,436	80,818
Consumer:
Credit cards	1,142,280	1,155,229
Home equity lines of credit	315,172	366,162
Personal	1,375,461	1,375,452
Auto	815,978	767,369
Other	188,788	206,059
Total loans held-in-portfolio[1]	$22,346,115	$19,404,451

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale).

[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the
Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

The following table presents the composition of covered loans at December 31, 2015 and 2014.

(In thousands)	December 31, 2015	December 31, 2014
Commercial real estate	$-	$1,511,472
Commercial and industrial	-	103,309
Construction	-	70,336
Mortgage	627,102	822,986
Consumer	19,013	34,559
Total covered loans held-in-portfolio	$646,115	$2,542,662

The following table provides a breakdown of loans held-for-sale (“LHFS”) at December 31, 2015 and 2014 by main categories.

(In thousands)	December 31, 2015	December 31, 2014
Commercial	$45,074	$309
Construction	95	-
Legacy	-	319
Mortgage	91,831	100,166
Consumer	-	5,310
Total loans held-for-sale	$137,000	$106,104

Excluding the impact of the Doral Bank Transaction, during the year ended December 31, 2015, the Corporation recorded purchases (including repurchases) of mortgage loans amounting to $588 million (2014 - $574 million). Also, the Corporation purchased consumer loans amounting to $72 million during 2015 (2014 - $92 million). Purchases of commercial loans amounted to $55 million for the year 2015 (2014 - $24 million).

The Corporation performed whole-loan sales involving approximately $98 million of residential mortgage loans during the year ended December 31, 2015 (December 31, 2014 - $185 million). Also, during the year ended December 31, 2015, the Corporation securitized approximately $869 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities and $219 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities, compared to $675 million and $225 million, respectively, during the year ended December 31, 2014. The Corporation sold commercial and construction loans with a book value of approximately $43 million during the year ended December 31, 2015 (December 31, 2014 - $260 million).

Non-covered loans

The following tables present non-covered loans held-in-portfolio by loan class that are in non-performing status or are accruing interest but are past due 90 days or more at December 31, 2015 and 2014. Accruing loans past due 90 days or more consist primarily of credit cards, FHA / VA and other insured mortgage loans, and delinquent mortgage loans which are included in the Corporation’s financial statements pursuant to GNMA’s buy-back option program. Servicers of loans underlying GNMA mortgage-backed securities must report as their own assets the defaulted loans that they have the option (but not the obligation) to repurchase, even when they elect not to exercise that option.

At December 31, 2015
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing		Accruing loans
	Non-accrual	past-due 90	Non-accrual	loans past-due	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	90 days or more [1]	loans	days or more
Commercial multi-family	$1,062	$-	$-	$-	$1,062	$-
Commercial real estate non-owner occupied	33,720	-	253	-	33,973	-
Commercial real estate owner occupied	106,449	-	221	-	106,670	-
Commercial and industrial	36,671	555	3,440	-	40,111	555
Construction	3,550	-	-	-	3,550	-
Mortgage[3]	337,933	426,094	13,538	-	351,471	426,094
Leasing	3,009	-	-	-	3,009	-
Legacy	-	-	3,649	-	3,649	-
Consumer:
Credit cards	-	19,098	437	-	437	19,098
Home equity lines of credit	-	394	4,176	-	4,176	394
Personal	22,102	523	1,240	-	23,342	523
Auto	11,640	-	6	-	11,646	-
Other	18,698	61	5	-	18,703	61
Total[2]	$574,834	$446,725	$26,965	$-	$601,799	$446,725

[1] Non-covered loans of $268 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[2] For purposes of this table non-performing loans exclude $ 45 million in non-performing loans held-for-sale.

[3] It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $164 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2015. Furthermore, the Corporation has approximately $70 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.

At December 31, 2014
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing		Accruing loans
	Non-accrual	past-due 90	Non-accrual	loans past-due	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	90 days or more	loans	days or more
Commercial multi-family	$2,199	$-	$-	$-	$2,199	$-
Commercial real estate non-owner occupied	33,452	-	-	-	33,452	-
Commercial real estate owner occupied	92,648	-	805	-	93,453	-
Commercial and industrial	129,611	494	1,510	-	131,121	494
Construction	13,812	-	-	-	13,812	-
Mortgage[3]	295,629	426,387	9,284	-	304,913	426,387
Leasing	3,102	-	-	-	3,102	-
Legacy	-	-	1,545	-	1,545	-
Consumer:
Credit cards	-	20,368	449	-	449	20,368
Home equity lines of credit	-	21	4,090	-	4,090	21
Personal	25,678	10	1,410	-	27,088	10
Auto	11,387	-	-	-	11,387	-
Other	3,865	682	7	-	3,872	682
Total[2]	$611,383	$447,962	$19,100	$-	$630,483	$447,962

[1] Non-covered loans by $59 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[2] For purposes of this table non-performing loans exclude $ 19 million in non-performing loans held-for-sale.

[3] It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $125 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2014. Furthermore, the Corporation has approximately $66 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.

The following tables present loans by past due status at December 31, 2015 and 2014 for non-covered loans held-in-portfolio (net of unearned income).

December 31, 2015
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$459	$217	$1,316	$1,992	$130,154	$132,146
Commercial real estate non-owner occupied	166,732	12,520	84,982	264,234	2,404,858	2,669,092
Commercial real estate owner occupied	14,245	5,624	138,778	158,647	1,750,597	1,909,244
Commercial and industrial	6,010	6,059	38,464	50,533	2,607,204	2,657,737
Construction	238	253	13,738	14,229	86,719	100,948
Mortgage	344,858	162,341	863,869	1,371,068	4,756,423	6,127,491
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Consumer:
Credit cards	11,078	9,414	19,098	39,590	1,088,755	1,128,345
Home equity lines of credit	186	292	394	872	9,816	10,688
Personal	13,756	7,889	22,625	44,270	1,158,565	1,202,835
Auto	33,554	7,500	11,640	52,694	763,256	815,950
Other	1,069	298	19,232	20,599	167,885	188,484
Total	$600,029	$214,037	$1,217,145	$2,031,211	$15,539,399	$17,570,610

December 31, 2015
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$33	$253	$-	$286	$693,647	$693,933
Commercial real estate non-owner occupied	160	-	253	413	962,610	963,023
Commercial real estate owner occupied	1,490	429	221	2,140	200,204	202,344
Commercial and industrial	13,647	1,526	75,575	90,748	780,896	871,644
Construction	-	-	-	-	580,158	580,158
Mortgage	18,957	3,424	13,538	35,919	872,671	908,590
Legacy	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	327	134	437	898	13,037	13,935
Home equity lines of credit	3,149	1,114	4,176	8,439	296,045	304,484
Personal	1,836	690	1,240	3,766	168,860	172,626
Auto	-	-	6	6	22	28
Other	-	10	5	15	289	304
Total	$40,759	$8,242	$99,100	$148,101	$4,627,404	$4,775,505

December 31, 2015
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$492	$470	$1,316	$2,278	$823,801	$826,079
Commercial real estate non-owner occupied	166,892	12,520	85,235	264,647	3,367,468	3,632,115
Commercial real estate owner occupied	15,735	6,053	138,999	160,787	1,950,801	2,111,588
Commercial and industrial	19,657	7,585	114,039	141,281	3,388,100	3,529,381
Construction	238	253	13,738	14,229	666,877	681,106
Mortgage	363,815	165,765	877,407	1,406,987	5,629,094	7,036,081
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Legacy	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	11,405	9,548	19,535	40,488	1,101,792	1,142,280
Home equity lines of credit	3,335	1,406	4,570	9,311	305,861	315,172
Personal	15,592	8,579	23,865	48,036	1,327,425	1,375,461
Auto	33,554	7,500	11,646	52,700	763,278	815,978
Other	1,069	308	19,237	20,614	168,174	188,788
Total	$640,788	$222,279	$1,316,245	$2,179,312	$20,166,803	$22,346,115

December 31, 2014
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$221	$69	$2,199	$2,489	$77,588	$80,077
Commercial real estate non-owner occupied	9,828	121	33,452	43,401	1,970,178	2,013,579
Commercial real estate owner occupied	8,954	7,709	92,648	109,311	1,364,051	1,473,362
Commercial and industrial	18,498	5,269	130,105	153,872	2,653,913	2,807,785
Construction	2,497	-	13,812	16,309	143,075	159,384
Mortgage	304,319	167,219	780,678	1,252,216	4,198,285	5,450,501
Leasing	6,779	1,246	3,102	11,127	553,262	564,389
Consumer:
Credit cards	13,715	9,290	20,368	43,373	1,096,791	1,140,164
Home equity lines of credit	137	159	21	317	13,083	13,400
Personal	13,479	6,646	25,688	45,813	1,216,720	1,262,533
Auto	34,238	8,397	11,387	54,022	713,274	767,296
Other	1,009	209	4,547	5,765	199,879	205,644
Total	$413,674	$206,334	$1,118,007	$1,738,015	$14,200,099	$15,938,114

December 31, 2014
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$87	$376	$-	$463	$406,740	$407,203
Commercial real estate non-owner occupied	1,478	-	-	1,478	511,089	512,567
Commercial real estate owner occupied	45	3,631	805	4,481	189,424	193,905
Commercial and industrial	1,133	123	1,510	2,766	643,023	645,789
Construction	810	-	-	810	91,626	92,436
Mortgage	29,582	8,646	9,284	47,512	1,004,873	1,052,385
Legacy	929	1,931	1,545	4,405	76,413	80,818
Consumer:
Credit cards	314	246	449	1,009	14,056	15,065
Home equity lines of credit	5,036	1,025	4,090	10,151	342,611	352,762
Personal	2,476	893	1,410	4,779	108,140	112,919
Auto	-	-	-	-	73	73
Other	10	4	7	21	394	415
Total	$41,900	$16,875	$19,100	$77,875	$3,388,462	$3,466,337

December 31, 2014
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$308	$445	$2,199	$2,952	$484,328	$487,280
Commercial real estate non-owner occupied	11,306	121	33,452	44,879	2,481,267	2,526,146
Commercial real estate owner occupied	8,999	11,340	93,453	113,792	1,553,475	1,667,267
Commercial and industrial	19,631	5,392	131,615	156,638	3,296,936	3,453,574
Construction	3,307	-	13,812	17,119	234,701	251,820
Mortgage	333,901	175,865	789,962	1,299,728	5,203,158	6,502,886
Leasing	6,779	1,246	3,102	11,127	553,262	564,389
Legacy	929	1,931	1,545	4,405	76,413	80,818
Consumer:
Credit cards	14,029	9,536	20,817	44,382	1,110,847	1,155,229
Home equity lines of credit	5,173	1,184	4,111	10,468	355,694	366,162
Personal	15,955	7,539	27,098	50,592	1,324,860	1,375,452
Auto	34,238	8,397	11,387	54,022	713,347	767,369
Other	1,019	213	4,554	5,786	200,273	206,059
Total	$455,574	$223,209	$1,137,107	$1,815,890	$17,588,561	$19,404,451

The following table provides a breakdown of loans held-for-sale (“LHFS”) in non-performing status at December 31, 2015 and 2014 by main categories.

(In thousands)	December 31, 2015	December 31, 2014
Commercial	$45,074	$309
Construction	95	-
Mortgage	-	14,041
Consumer	-	4,549
Total	$45,169	$18,899

The following table presents loans acquired as part of the Doral Bank Transaction accounted for under ASC subtopic 310-20 as of the February 27, 2015 acquisition date:

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$1,178,543
Gross contractual amounts receivable (principal and interest)	$1,666,695
Estimate of contractual cash flows not expected to be collected	$34,646

The components of the net financing leases receivable at December 31, 2015 and 2014 were as follows:

(In thousands)	2015	2014
Total minimum lease payments	$548,438	$497,895
Estimated residual value of leased property	175,458	149,079
Deferred origination costs, net of fees	8,553	8,727
Less - Unearned financing income	103,433	89,552
Net minimum lease payments	629,016	566,149
Less - Allowance for loan losses	11,022	7,184
Net minimum lease payments, net of allowance for loan losses	$617,994	$558,965

At December 31, 2015, future minimum lease payments are expected to be received as follows:

(In thousands)
2016	$130,801
2017	120,298
2018	106,723
2019	75,846
2020 and thereafter	114,770
Total	$548,438

Covered loans

The following table presents covered loans in non-performing status and accruing loans past-due 90 days or more by loan class at December 31, 2015 and 2014.

	December 31, 2015		December 31, 2014

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$-	$-	$8,810	$-
Commercial and industrial	-	-	1,142	-
Construction	-	-	2,770	-
Mortgage	3,790	-	4,376	28
Consumer	97	-	735	-
Total[1]	$3,887	$-	$17,833	$28

[1] Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

The following tables present loans by past due status at December 31, 2015 and 2014 for covered loans held-in-portfolio. The information considers covered loans accounted for under ASC Subtopic 310-20 and ASC Subtopic 310-30.

December 31, 2015

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Mortgage	$31,413	$16,593	$83,132	$131,138	$495,964	$627,102
Consumer	1,246	444	1,283	2,973	16,040	19,013
Total covered loans	$32,659	$17,037	$84,415	$134,111	$512,004	$646,115

December 31, 2014

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$98,559	$12,597	$291,010	$402,166	$1,109,306	$1,511,472
Commercial and industrial	512	7	7,756	8,275	95,034	103,309
Construction	-	384	58,665	59,049	11,287	70,336
Mortgage	45,764	23,531	143,140	212,435	610,551	822,986
Consumer	1,884	747	2,532	5,163	29,396	34,559
Total covered loans	$146,719	$37,266	$503,103	$687,088	$1,855,574	$2,542,662

The Corporation accounts for lines of credit with revolving privileges under the accounting guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loans payment receivable in excess of the initial investment in the loans be accreted into interest income over the life of the loans, if the loan is accruing interest. Covered loans accounted for under ASC Subtopic 310-20 amounted to $10 million at December 31, 2015 (December 31, 2014 - $0.1 billion).

Loans acquired with deteriorated credit quality accounted for under ASC 310-30

The following provides information of loans acquired with evidence of credit deterioration as of the acquisition date, accounted for under the guidance of ASC 310-30.

Loans acquired from Westernbank as part of an FDIC-assisted transaction

The carrying amount of the Westernbank loans consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”), as detailed in the following table.

	December 31, 2015 [1]			December 31, 2014

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,114,368	$35,393	$1,149,761	$1,392,482	$90,202	$1,482,684
Commercial and industrial	84,765	519	85,284	57,059	2,197	59,256
Construction	8,943	6,027	14,970	32,836	32,409	65,245
Mortgage	667,023	33,090	700,113	764,148	45,829	809,977
Consumer	23,047	1,326	24,373	25,617	1,393	27,010
Carrying amount	1,898,146	76,355	1,974,501	2,272,142	172,030	2,444,172
Allowance for loan losses	(59,753)	(3,810)	(63,563)	(52,798)	(26,048)	(78,846)
Carrying amount, net of allowance	$1,838,393	$72,545	$1,910,938	$2,219,344	$145,982	$2,365,326
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31,2015.

The outstanding principal balance of Westernbank loans accounted pursuant to ASC Subtopic 310-30, amounted to $2.4 billion at December 31, 2015 (December 31, 2014 - $3.1 billion). At December 31, 2015, none of the acquired loans from the Westernbank FDIC-assisted transaction accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the Westernbank loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2015 and 2014, were as follows:

	Activity in the accretable yield
	Westernbank loans ASC 310-30
	For the years ended
	December 31, 2015			December 31, 2014
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,265,752	$5,585	$1,271,337	$1,297,725	$11,480	$1,309,205
Accretion	(192,826)	(10,140)	(202,966)	(268,063)	(16,409)	(284,472)
Change in expected cash flows	32,806	11,281	44,087	236,090	10,514	246,604
Ending balance	$1,105,732	$6,726	$1,112,458	$1,265,752	$5,585	$1,271,337

	Carrying amount of Westernbank loans accounted for pursuant to ASC 310-30
	For the years ended
	December 31, 2015 [1]			December 31, 2014
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$2,272,142	$172,030	$2,444,172	$2,509,075	$318,872	$2,827,947
Accretion	192,826	10,140	202,966	268,063	16,409	284,472
Collections and charge offs	(566,822)	(105,815)	(672,637)	(504,996)	(163,251)	(668,247)
Ending balance	$1,898,146	$76,355	$1,974,501	$2,272,142	$172,030	$2,444,172
Allowance for loan losses
ASC 310-30 Westernbank loans	(59,753)	(3,810)	(63,563)	(52,798)	(26,048)	(78,846)
Ending balance, net of ALLL	$1,838,393	$72,545	$1,910,938	$2,219,344	$145,982	$2,365,326
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31, 2015.

Other loans acquired with deteriorated credit quality

The outstanding principal balance of other acquired loans accounted pursuant to ASC Subtopic 310-30, amounted to $710 million at December 31, 2015 (December 31, 2014 - $243 million). At December 31, 2015, none of the other acquired loans accounted under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the other acquired loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2015 and 2014 were as follows:

Activity in the accretable yield - Other acquired loans ASC 310-30
	For the years ended
(In thousands)	December 31, 2015	December 31, 2014
Beginning balance	$116,304	$49,398
Additions	132,273	19,190
Accretion	(29,277)	(10,074)
Change in expected cash flows	1,828	57,790
Ending balance	$221,128	$116,304

Carrying amount of other acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2015	December 31, 2014
Beginning balance	$212,763	$173,659
Additions	386,679	58,799
Accretion	29,277	10,074
Collections and charge-offs	(64,669)	(29,769)
Ending balance	$564,050	$212,763
Allowance for loan losses ASC 310-30 non-covered loans	(19,276)	(16,159)
Ending balance, net of allowance for loan losses	$544,774	$196,604

The following table presents loans acquired as part of the Doral Bank Transaction accounted for pursuant to ASC Subtopic 310-30 at the February 27, 2015 acquisition date.

(In thousands)
Contractually-required principal and interest	$560,833
Non-accretable difference	107,446
Cash flows expected to be collected	453,387
Accretable yield	113,977
Fair value of loans accounted for under ASC Subtopic 310-30	$339,410